CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares	Mar. 31, 2018 CNY (¥) ¥ / shares shares	Mar. 31, 2017 CNY (¥) ¥ / shares shares
Revenues
Revenues	$ 160,072	¥ 1,074,278	¥ 973,207	¥ 1,109,877
Cost of revenues (exclusive of amortization of intangible assets shown separately below, including transactions with related parties of RMB28,614, RMB51,814 and RMB69.333 respectively, for 2017, 2018 and 2019)	(46,756)	(313,788)	(317,725)	(377,765)
Sales and marketing expenses	(110,820)	(743,732)	(747,928)	(692,742)
Research and development expenses	(35,232)	(236,446)	(289,274)	(418,496)
General and administrative expenses	(25,089)	(168,379)	(100,105)	(123,404)
Amortization of intangible assets	(29,037)	(194,874)	(384,555)	(440,772)
Impairment of goodwill and intangible assets				(110,610)
Other (expense)/income, net	1,305	8,761	18,961	(17,429)
Loss from operations	(85,557)	(574,180)	(847,419)	(1,071,341)
Interest income	5,021	33,700	33,464	24,514
Investment gain		9,393	158,627
Gain from investment disposal	4,654	31,236
Gains on deconsolidation of a subsidiary			13,592
Loss before income tax and share of results of equity investee	(75,882)	(509,244)	(641,736)	(1,046,827)
Income tax benefits	2,565	17,217	88,665	107,687
Share of results of equity investee	857	5,752	(4,982)
Net loss	(72,460)	(486,275)	(558,053)	(939,140)
Net (loss)/income attributable to non-controlling interests			116	(3)
Net loss attributable to MOGU Inc.	(72,460)	(486,275)	(558,169)	(939,137)
Accretion on convertible redeemable preferred shares to redemption value	(75,978)	(509,904)	(688,240)	(601,902)
Deemed dividends to preferred shareholders	(13,273)	(89,076)
Net loss attributable to MOGU Inc.'s ordinary shareholders	(161,711)	(1,085,255)	(1,246,409)	(1,541,039)
Net loss	(72,460)	(486,275)	(558,053)	(939,140)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	8,261	55,440	(81,141)	96,010
Share of other comprehensive (loss)/income of equity method investee	140	938	(2,124)
Unrealized securities holding gains, net of tax	3,735	25,067	10,866	1,000
Total comprehensive loss	(60,324)	(404,830)	(630,452)	(842,130)
Total comprehensive (loss)/income attributable to non-controlling interests			116	(3)
Total comprehensive loss	(60,324)	(404,830)	(630,568)	(842,127)
Net loss attributable to MOGU Inc.'s ordinary shareholders	$ (161,711)	¥ (1,085,255)	¥ (1,246,409)	¥ (1,541,039)
Net loss per share attributable to ordinary shareholders
Basic | (per share)	$ (0.13)	¥ (0.87)	¥ (2.26)	¥ (2.77)
Diluted | (per share)	$ (0.13)	¥ (0.87)	¥ (2.26)	¥ (2.77)
Weighted average number of shares used in computing net loss per share
Basic | shares	1,247,998,533	1,247,998,533	550,793,455	555,729,818
Diluted | shares	1,247,998,533	1,247,998,533	550,793,455	555,729,818
Cost of Revenues
Share-based compensation expenses included in:
Share-based compensation expenses	$ (2,074)	¥ (13,916)	¥ (4,619)	¥ (5,342)
General and Administrative Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(9,601)	(64,433)	(3,751)	(4,988)
Sales and Marketing Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(1,424)	(9,558)	(2,450)	(2,607)
Research and Development Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(2,259)	(15,161)	(6,016)	(7,801)
Commission Revenues
Revenues
Revenues	75,654	507,728	416,335	325,335
Marketing Services Revenues
Revenues
Revenues	58,968	395,747	476,608	740,273
Other Revenues
Revenues
Revenues	$ 25,450	¥ 170,803	¥ 80,264	¥ 44,269